Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw materials		$ 773,180
Merchandised goods	483,384	392,018
Provision for obsolete inventories	(38,833)	(1,302)
Inventories	$ 444,551	$ 1,163,896